Consolidated Statements of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities:
Net income	$ 6,834	$ 7,721	$ 4,387
Increase (decrease) in cash from operating assets and liabilities:
Accounts receivable	(797)	(962)	327
Inventories and other assets	(59)	(540)	(304)
Accounts payable and accrued expenses	(296)	999	1,255
Depreciation and amortization	2,969	2,853	2,721
Income taxes	571	(70)	41
Losses (gains) on sales of facilities	(1,301)	(1,620)	7
Losses on retirement of debt	78	12	295
Amortization of debt issuance costs	29	27	30
Share-based compensation	341	440	362
Other	153	99	111
Net cash provided by operating activities	8,522	8,959	9,232
Cash flows from investing activities:
Purchase of property and equipment	(4,395)	(3,577)	(2,835)
Acquisition of hospitals and health care entities	(224)	(1,105)	(568)
Sales of hospitals and health care entities	1,237	2,160	68
Change in investments	14	(117)	(20)
Other	(21)	(4)	(38)
Net cash used in investing activities	(3,389)	(2,643)	(3,393)
Cash flows from financing activities:
Issuances of long-term debt	5,997	4,344	2,700
Net change in revolving credit facilities	120	2,780	(2,480)
Repayment of long-term debt	(2,830)	(3,869)	(3,437)
Distributions to noncontrolling interests	(1,025)	(749)	(626)
Payment of debt issuance costs	(53)	(38)	(35)
Payment of dividends	(653)	(624)	(153)
Repurchase of common stock	(7,000)	(8,215)	(441)
Other	(212)	(284)	(205)
Net cash used in financing activities	(5,656)	(6,655)	(4,677)
Effect of exchange rate changes on cash and cash equivalents	(20)	(3)	10
Change in cash and cash equivalents	(543)	(342)	1,172
Cash and cash equivalents at beginning of period	1,451	1,793	621
Cash and cash equivalents at end of period	908	1,451	1,793
Interest payments	1,662	1,502	1,607
Income tax payments, net	$ 1,175	$ 2,182	$ 1,002